GOODWILL - Changes in Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in goodwill
Goodwill at beginning of the year	R$ 12,103,519	R$ 9,469,311	R$ 9,112,390
Foreign exchange effect	873,906	2,634,208	356,921
Results in operations with subsidiary and joint ventures (note 3,4)	(549,898)
Goodwill at end of the year	12,427,527	12,103,519	9,469,311
Gross cost
Changes in goodwill
Goodwill at beginning of the year	22,421,588	17,445,205	16,783,958
Foreign exchange effect	1,469,190	4,976,383	661,247
Results in operations with subsidiary and joint ventures (note 3,4)	(549,898)
Goodwill at end of the year	23,340,880	22,421,588	17,445,205
Accumulated impairment losses
Changes in goodwill
Goodwill at beginning of the year	(10,318,069)	(7,975,894)	(7,671,568)
Foreign exchange effect	(595,284)	(2,342,175)	(304,326)
Goodwill at end of the year	R$ (10,913,353)	R$ (10,318,069)	R$ (7,975,894)